Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Receivables [Abstract]
Beginning balance		$ 126,196
Charge to expense (benefit)		(126,976)
Exchange rate effect		$ 546
Ending balance